Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Oct. 15, 2018
Document Effective Date	Oct. 15, 2018
Prospectus Date	Oct. 15, 2018
Class P Prospectus | Alger 35 Fund | Class P
Prospectus:
Trading Symbol	ATVPX
Class P-2 Prospectus | Alger 35 Fund | Class P-2
Prospectus:
Trading Symbol	ATVVX